Cabana Target Leading Sector Conservative ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.6%
COMMODITY – 9.5%
Goldman Sachs Physical Gold ETF*(a)	1,716,658	$30,024,348
CURRENCY – 20.0%
Invesco DB U.S. Dollar Index Bullish Fund*	2,241,807	63,420,720
EQUITY – 10.3%
Vanguard Mega Cap Value ETF	326,130	32,818,462
FIXED INCOME – 59.8%
Vanguard Short-Term Bond ETF(b)	1,639,781	127,033,834
Vanguard Short-Term Inflation- Protected Securities ETF	622,365	31,329,855
Vanguard Short-Term Treasury ETF	533,276	31,484,615
		189,848,304
TOTAL EXCHANGE-TRADED FUNDS
(Cost $314,224,925)		316,111,834

SHORT-TERM INVESTMENTS – 0.5%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(c)	1,531,565	1,531,565
TOTAL SHORT TERM INVESTMENTS
(Cost $1,531,565)		1,531,565
TOTAL INVESTMENTS – 100.1%
(Cost $315,756,490)		317,643,399
Liabilities in Excess of Other Assets – (0.1%)		(157,577)
TOTAL NET ASSETS – 100.0%		$317,485,822

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.
(c)	The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF	$4,898,588	$31,872,267	$(4,987,314)	$(87,624)	$(1,671,569)	$30,024,348	1,716,658	$—	$—